Income taxes - Summary of Reconciliation of Income Tax Expense to Profit (Loss) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Profit (loss) before income taxes	R$ (1,445,554)	R$ 1,127,662	R$ 1,090,655
Brazilian statutory rate	34.00%	34.00%	34.00%
Tax benefit/(expense) at the statutory rate	R$ 491,488	R$ (383,405)	R$ (370,823)
Additions (exclusions):
Mark-to-market on equity securities designated at FVPL	(429,832)	0	0
Gain (loss) from entities not subject to the payment of income taxes	3,931	98,376	47,782
Other permanent differences	4,325	(4,777)	6,039
Equity pickup on associates	(3,548)	(2,359)	(275)
Unrecorded deferred taxes	(40,165)	(31,531)	(2,030)
Use of tax losses previously unrecorded	0	0	5,163
Unrealized gain on previously held interest on acquisition	6,161	1,017	0
Interest payments on net equity	5,933	12,276	10,102
Previsouly unrecognized deferred income tax (temporary differences and tax losses)	22,492	0	0
R&D Tax Benefits	4,688	13,107	8,188
Other tax incentives	2,733	7,080	9,394
Total income tax and social contribution benefit/(expense)	R$ 68,206	R$ (290,216)	R$ (286,460)
Effective tax rate	5.00%	26.00%	26.00%
Current income tax and social contribution	R$ (171,621)	R$ (216,886)	R$ (217,228)
Deferred income tax and social contribution	239,827	(73,330)	(69,232)
Total income tax and social contribution benefit/(expense)	R$ 68,206	R$ (290,216)	R$ (286,460)